TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade payables	$ 47.1	$ 60.9
Interest payable	6.9	6.9
Accruals	47.3	79.2
Current portion of reclamation and closure cost obligations (Note 17)	6.5	2.6
Current portion of gold stream obligation (Note 12)	18.3	24.5
Derivative liabilities (Note 13)	4.8	4.1
Total trade and other payables	$ 130.9	$ 178.2